Valued Advisers Trust

Dreman Contrarian Small Cap Value Fund

Supplement to the Prospectus and Statement of Additional Information dated February 28, 2015

Supplement dated November 5, 2015

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Effective as of the date of this supplement, E. Clifton Hoover, Jr., is no longer a portfolio manager of the Dreman Contrarian Small Cap Value Fund (the “Fund”). All references to Mr. Hoover in the Fund’s Prospectus and Statement of Additional Information are hereby deleted in their entirety. The remainder of the Fund’s portfolio management team, as described in the Fund’s Prospectus and Statement of Additional Information, are responsible for the day-to-day management of the Fund’s portfolio.

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This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2015, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (800) 247-1014.